INTANGIBLE ASSETS - Disclosure of Reconciliation of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 20,846
Intangible assets, Ending Balance	18,317	$ 20,846
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	25,242	27,568
Additions	373	588
Acquisitions through business combinations	21	74
Dispositions	(596)	(3,485)
Foreign currency translation	(1,291)	497
Intangible assets, Ending Balance	23,749	25,242
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(4,396)	(3,615)
Amortization and impairment expense	(1,590)	(1,730)
Dispositions	289	1,038
Foreign currency translation	265	(89)
Intangible assets, Ending Balance	(5,432)	(4,396)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,411
Intangible assets, Ending Balance	1,805	2,411
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,880	2,432
Additions	113	249
Acquisitions through business combinations	0	0
Dispositions	(1)	(3)
Foreign currency translation	(734)	202
Intangible assets, Ending Balance	2,258	2,880
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(469)	(337)
Amortization and impairment expense	(108)	(85)
Dispositions	1	0
Foreign currency translation	123	(47)
Intangible assets, Ending Balance	(453)	(469)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	12,371
Intangible assets, Ending Balance	11,099	12,371
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	15,091	15,718
Additions	0	0
Acquisitions through business combinations	9	65
Dispositions	(255)	(888)
Foreign currency translation	(303)	196
Intangible assets, Ending Balance	14,542	15,091
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(2,720)	(1,916)
Amortization and impairment expense	(949)	(1,022)
Dispositions	141	254
Foreign currency translation	85	(36)
Intangible assets, Ending Balance	(3,443)	(2,720)
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,193
Intangible assets, Ending Balance	1,841	2,193
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,074	4,754
Additions	183	259
Acquisitions through business combinations	11	1
Dispositions	(153)	(1,989)
Foreign currency translation	(118)	49
Intangible assets, Ending Balance	2,997	3,074
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(881)	(1,099)
Amortization and impairment expense	(391)	(479)
Dispositions	77	694
Foreign currency translation	39	3
Intangible assets, Ending Balance	(1,156)	(881)
Brand and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,863
Intangible assets, Ending Balance	2,667	2,863
Indefinite life intangible assets		2,151
Brand and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,070	3,387
Additions	10	9
Acquisitions through business combinations	1
Dispositions	(69)	(360)
Foreign currency translation	(114)	34
Intangible assets, Ending Balance	2,898	3,070
Brand and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(207)	(122)
Amortization and impairment expense	(73)	(89)
Dispositions	41	11
Foreign currency translation	8	(7)
Intangible assets, Ending Balance	(231)	(207)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,008
Intangible assets, Ending Balance	905	1,008
Indefinite life intangible assets	307
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,127	1,277
Additions	67	71
Acquisitions through business combinations	0	8
Dispositions	(118)	(245)
Foreign currency translation	(22)	16
Intangible assets, Ending Balance	1,054	1,127
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(119)	(141)
Amortization and impairment expense	(69)	(55)
Dispositions	29	79
Foreign currency translation	10	(2)
Intangible assets, Ending Balance	$ (149)	$ (119)